PRASAD SERIES TRUST

1310 East Ocean Blvd., Unit 1204

Long Beach, CA  90802

July 29, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Prasad Series Trust

File Nos.

333-63151

811-8993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective July 30, 2004 do not differ from those filed in the Post-Effective Amendment No. 7 of the same date, which was filed electronically.

Sincerely,

/s/ Rajendra Prasad

Rajendra Prasad

Chairman

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